Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders Equity Note [Abstract]
Stockholders' Deficit
9. Stockholders’ Equity
Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding. As of September 30, 2022, a total of 5,589,991 shares of common stock were reserved for issuance upon the exercise of outstanding stock options and warrants under the 2020 Equity Incentive Plan (the “2020 Plan”) and the 2011 Equity Incentive Plan.
Share Issuances
In March 2021, a corporate accredited investor subscribed for, and the Company issued, 9,000 shares of its common stock in exchange for consulting services. The fair value of the common stock was $60,391 based upon the closing price of the shares on the date of the transaction. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance. The $60,391 fair value was a component of selling, general and administrative costs for the nine months ended September 30, 2021.
In connection with the June 2021 Offering, the Company issued and sold 15,000,000 fully paid non-assessable
shares of its common stock at a public offering price of $3.00 per share. Proceeds from the June 2021 Offering were $41.1 million after deducting offering costs, underwriting discounts and commissions of approximately $3.9 million.
In January 2022, the Company issued 21,853 shares of its common stock in connection with the exercise of non-qualified
stock options with a strike price of $2.02 per share. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance. This issuance was exempt from registration pursuant to Section 4(a)(2) of the Securities Act as transactions by an issuer not involving any public offering.
In February 2022, a corporate accredited investor subscribed for, and the Company issued, 50,000 shares of its common stock in exchange for consulting services. The fair value of the common stock was $67,000 based upon the closing price of the shares on the date of the transaction. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance. This issuance was exempt from registration pursuant to Section 4(a)(2) of the Securities Act as transactions by an issuer not involving any public offering.

5. Stockholders’ Deficit
Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding. As of December 31, 2021, a total 5,221,279 shares of common stock were reserved for issuance upon the exercise of outstanding stock options and warrants under the 2020 Equity Incentive Plan and the 2011 Equity Incentive Plan.
Reverse Stock Split
On August 20, 2020, the board of directors adopted resolutions proposing that each 1.14396 shares of the Company’s issued and outstanding common stock, par value $
0.001
per share, be automatically converted into one fully paid and nonassessable share of common stock, par value $0.001 (the “Reverse Stock Split”) with cash in lieu of fractional shares. On August 21, 2020, shareholders representing a majority of the issued and outstanding common stock approved the Reverse Stock Split. On August 21, 2020, the Company filed with the Delaware Secretary of State its Certificate of Amendment to its Certificate of Incorporation, effective as of August 24, 2020.
Share Issuances
In January 2020, an accredited investor subscribed for, and the Company issued, 874 shares of its stock in a private placement transaction at a per share price of $5.57. Net proceeds were approximately $4,870. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance.
On June 30, 2020, the Company accepted a fully
paid-up
subscription for 11,594 shares of its stock from a note holder who is an accredited investor in a private placement transaction at a per share price of $5.50. Total consideration of approximately $63,800 for the subscription was recognized by the Company as cashless consideration for partial settlement of the 2020 Note (refer to Note 4 for information regarding early settlement of the 2020 Note). Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance.
On August 25, 2020, the Company issued 13,301 fully paid
non-assessable
shares of its common stock in connection with a net settled cashless exercise of 21,854 warrant shares with a strike price of $2.31 per share. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance.
On December 28, 2020, the Company issued 44,143 fully paid
non-assessable
shares of its common stock in connection with the cashless conversion of principal and accrued and unpaid interest in the amount of $441,432 on the 2020 Flagship Note. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance.
On December 28, 2020, the Company issued 1,800,000 fully paid non-assessable
shares of its common stock in connection with its IPO. Proceeds from the issuance were approximately $14.6 million after deducting offering costs, underwriting discounts and commissions of approximately $3.4 million. The net proceeds are and will be used as working capital by the Company.
In March 2021, an accredited investor subscribed for, and the Company issued, 9,000 shares of its stock in exchange for consulting services. The fair value of the stock was $60,391 based upon the closing price of the shares on the date of the transaction. Issuance costs were not material. No additional rights or options were granted to this accredited investor in connection with this issuance.
In May 2021, the Company issued 73,496 shares of its common stock in connection with the exercise of 90,415 non-qualified
stock options with a strike price of $0.38 per share. The Company withheld 16,919 shares of its common stock for taxes.
In August 2021, the Company issued 21,853 shares of its common stock in connection with the exercise of non-qualified
stock options with a strike price of $2.02 per share.
In connection with the June 2021 Offering, the Company issued and sold 15,000,000 fully paid non-assessable
shares of its common stock at a public offering price of $3.00 per share. Proceeds from the June 2021 Offering were $41.1 million after deducting offering costs, underwriting discounts and commissions of approximately $3.9 million. The net proceeds are and will be used as working capital by the Company.